Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Assets, Current [Line Items]
Loans receivable - current	$ 3,437	$ 5,666
Less: Allowance for loans receivable - current	(3,437)	(5,057)	(5,057)	(3,574)
Deferred income tax assets - current, net (Note 25)	840	759
Other	161	183
Other current assets (Notes 14 and 25)	$ 1,001	$ 1,551